5. Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Major classes of bank premises and equipment
	2019	2018

Buildings and improvements	$10,575,514	$10,555,868
Land and land improvements	2,650,671	2,586,373
Furniture and equipment	6,848,263	6,460,625
Leasehold improvements	1,161,073	1,155,284
Finance lease	588,347	991,014
Operating leases	1,490,779	0
Other prepaid assets	159,914	55,406
	23,474,561	21,804,570
Less accumulated depreciation and amortization	(12,515,158)	(12,091,115)
Net bank premises and equipment	$10,959,403	$9,713,455